Shareholder Report	12 Months Ended	85 Months Ended	105 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Advisor Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class Z
Trading Symbol	FVLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,891 $10,416 $11,400 $10,734 $17,805 $16,584 $16,773 $22,008 Russell Midcap® Value Index $10,000 $10,684 $10,701 $11,780 $10,963 $16,290 $14,633 $14,111 $18,914 Russell 3000® Index $10,000 $11,422 $12,175 $13,818 $15,220 $21,902 $18,284 $19,816 $27,318 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.95% 16.78% 10.16% Russell Midcap® Value Index 7.86% 13.23% 8.49% Russell 3000® Index 20.81% 16.74% 14.62% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,579,918	$ 322,579,918	$ 322,579,918
Holdings Count | shares	271	271	271
Advisory Fees Paid, Amount	$ 2,536,067
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 14.5 Health Care 11.8 Consumer Discretionary 10.8 Energy 9.4 Utilities 7.0 Information Technology 6.9 Materials 6.5 Real Estate 6.3 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 89.1 Canada 5.2 Puerto Rico 0.7 United Kingdom 0.7 Germany 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 5.2 Puerto Rico - 0.7 United Kingdom - 0.7 Germany - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.3 Eversource Energy 1.2 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 UGI Corp 0.8 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class M
Trading Symbol	FTVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,870 $11,724 $11,137 $12,110 $11,317 $18,652 $17,261 $17,346 $22,613 $23,802 Russell Midcap® Value Index $10,000 $10,784 $12,630 $12,650 $13,925 $12,959 $19,257 $17,298 $16,681 $22,359 $24,116 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 1.58% 15.21% 9.06% Class M (without 3.50% sales charge) 5.26% 16.03% 9.45% Russell Midcap® Value Index 7.86% 13.23% 9.20% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,579,918	$ 322,579,918	$ 322,579,918
Holdings Count | shares	271	271	271
Advisory Fees Paid, Amount	$ 2,536,067
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 14.5 Health Care 11.8 Consumer Discretionary 10.8 Energy 9.4 Utilities 7.0 Information Technology 6.9 Materials 6.5 Real Estate 6.3 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 89.1 Canada 5.2 Puerto Rico 0.7 United Kingdom 0.7 Germany 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 5.2 Puerto Rico - 0.7 United Kingdom - 0.7 Germany - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.3 Eversource Energy 1.2 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 UGI Corp 0.8 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class I
Trading Symbol	FVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,282 $12,290 $11,739 $12,836 $12,071 $20,000 $18,601 $18,781 $24,611 $26,040 Russell Midcap® Value Index $10,000 $10,784 $12,630 $12,650 $13,925 $12,959 $19,257 $17,298 $16,681 $22,359 $24,116 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.81% 16.62% 10.04% Russell Midcap® Value Index 7.86% 13.23% 9.20% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,579,918	$ 322,579,918	$ 322,579,918
Holdings Count | shares	271	271	271
Advisory Fees Paid, Amount	$ 2,536,067
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 14.5 Health Care 11.8 Consumer Discretionary 10.8 Energy 9.4 Utilities 7.0 Information Technology 6.9 Materials 6.5 Real Estate 6.3 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 89.1 Canada 5.2 Puerto Rico 0.7 United Kingdom 0.7 Germany 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 5.2 Puerto Rico - 0.7 United Kingdom - 0.7 Germany - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.3 Eversource Energy 1.2 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 UGI Corp 0.8 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class C
Trading Symbol	FCVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.84%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,172 $12,024 $11,357 $12,280 $11,419 $18,723 $17,237 $17,237 $22,531 $23,771 Russell Midcap® Value Index $10,000 $10,784 $12,630 $12,650 $13,925 $12,959 $19,257 $17,298 $16,681 $22,359 $24,116 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.79% 15.44% 9.04% Class C 4.72% 15.44% 9.04% Russell Midcap® Value Index 7.86% 13.23% 9.20% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,579,918	$ 322,579,918	$ 322,579,918
Holdings Count | shares	271	271	271
Advisory Fees Paid, Amount	$ 2,536,067
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 14.5 Health Care 11.8 Consumer Discretionary 10.8 Energy 9.4 Utilities 7.0 Information Technology 6.9 Materials 6.5 Real Estate 6.3 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 89.1 Canada 5.2 Puerto Rico 0.7 United Kingdom 0.7 Germany 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 5.2 Puerto Rico - 0.7 United Kingdom - 0.7 Germany - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.3 Eversource Energy 1.2 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 UGI Corp 0.8 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Fund
Class Name	Fidelity Advisor® Value Fund Class A
Trading Symbol	FAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Value Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by industrials. Also hurting our result was stock selection in financials, primarily within the financial services industry, and health care, primarily within the health care equipment & services industry.
•The biggest individual relative detractor this period was avoiding Robinhood Markets, a benchmark component that gained 525%. The second-largest relative detractor was an overweight in Acadia Healthcare (-50%). This period we increased our investment in Acadia Healthcare. Another notable relative detractor was an overweight in Vestis (-61%).
•In contrast, the biggest contributors to performance versus the benchmark were stock picking and an underweight in real estate, primarily within the equity real estate investment trusts industry. Picks in information technology, primarily within the technology hardware & equipment industry, and materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+224%). This was a stake we established this period. The stock was the fund's biggest holding at period end. A non-benchmark stake in Siemens Energy gained roughly 195% and was the second-largest relative contributor. This period we decreased our position in Siemens Energy. A non-benchmark stake in First Quantum Minerals gained about 61% and notably helped. The company was among our largest holdings this period.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,663 $11,511 $10,966 $11,953 $11,207 $18,515 $17,173 $17,298 $22,611 $23,855 Russell Midcap® Value Index $10,000 $10,784 $12,630 $12,650 $13,925 $12,959 $19,257 $17,298 $16,681 $22,359 $24,116 Russell 3000® Index $10,000 $10,424 $12,924 $13,776 $15,635 $17,221 $24,782 $20,688 $22,422 $30,910 $37,343 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -0.56% 14.94% 9.08% Class A (without 5.75% sales charge) 5.50% 16.31% 9.73% Russell Midcap® Value Index 7.86% 13.23% 9.20% Russell 3000® Index 20.81% 16.74% 14.08% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 322,579,918	$ 322,579,918	$ 322,579,918
Holdings Count | shares	271	271	271
Advisory Fees Paid, Amount	$ 2,536,067
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$322,579,918
Number of Holdings	271
Total Advisory Fee	$2,536,067
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Financials 14.5 Health Care 11.8 Consumer Discretionary 10.8 Energy 9.4 Utilities 7.0 Information Technology 6.9 Materials 6.5 Real Estate 6.3 Consumer Staples 3.5 Communication Services 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 89.1 Canada 5.2 Puerto Rico 0.7 United Kingdom 0.7 Germany 0.7 Zambia 0.6 France 0.6 Hong Kong 0.4 Belgium 0.4 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 5.2 Puerto Rico - 0.7 United Kingdom - 0.7 Germany - 0.7 Zambia - 0.6 France - 0.6 Hong Kong - 0.4 Belgium - 0.4 Others - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 1.5 PG&E Corp 1.3 Eversource Energy 1.2 First Solar Inc 1.0 Sempra 0.9 AES Corp/The 0.9 Phillips 66 0.9 Iron Mountain Inc 0.9 Flowserve Corp 0.9 UGI Corp 0.8 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class Z
Trading Symbol	FIQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,622 $10,371 $10,661 $13,032 $11,668 $12,304 $14,542 ICE® BofA® US High Yield Constrained Index $10,000 $9,813 $10,630 $10,890 $12,058 $10,679 $11,299 $13,162 Bloomberg U.S. Universal Bond Index $10,000 $9,913 $11,039 $11,697 $11,754 $9,898 $10,016 $11,138 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 12.68% 8.98% 7.22% ICE® BofA® US High Yield Constrained Index 8.03% 5.48% 5.09% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.44% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,682,880,925	$ 2,682,880,925	$ 2,682,880,925
Holdings Count | shares	738	738	738
Advisory Fees Paid, Amount	$ 16,062,575
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%

Holdings [Text Block]	A 0.0 BBB 4.8 BB 18.3 B 24.8 CCC,CC,C 10.0 Not Rated 5.6 Equities 20.9 Short-Term Investments and Net Other Assets (Liabilities) 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.8 BB - 18.3 B - 24.8 CCC,CC,C - 10.0 Not Rated - 5.6 Equities - 20.9 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.6 Common Stocks 19.9 Bank Loan Obligations 11.0 Preferred Securities 3.3 Alternative Funds 2.2 Preferred Stocks 1.0 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 15.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 46.6 Common Stocks - 19.9 Bank Loan Obligations - 11.0 Preferred Securities - 3.3 Alternative Funds - 2.2 Preferred Stocks - 1.0 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 United States 91.6 Canada 1.6 United Kingdom 1.5 France 1.4 Taiwan 0.8 Australia 0.5 Netherlands 0.5 China 0.4 Zambia 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 1.6 United Kingdom - 1.5 France - 1.4 Taiwan - 0.8 Australia - 0.5 Netherlands - 0.5 China - 0.4 Zambia - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 2.2 EchoStar Corp 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.9 NVIDIA Corp 1.8 Comfort Systems USA Inc 1.3 LBM Acquisition LLC 1.3 X Corp 1.2 Tenet Healthcare Corp 1.2 Meta Platforms Inc Class A 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class M
Trading Symbol	FAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,205 $11,502 $11,563 $12,418 $12,719 $15,497 $13,831 $14,545 $17,136 $19,231 ICE® BofA® US High Yield Constrained Index $10,000 $11,018 $12,025 $12,129 $13,138 $13,459 $14,904 $13,199 $13,966 $16,268 $17,575 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 7.73% 7.74% 6.76% Class M (without 4.00% sales charge) 12.22% 8.62% 7.19% ICE® BofA® US High Yield Constrained Index 8.03% 5.48% 5.80% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,682,880,925	$ 2,682,880,925	$ 2,682,880,925
Holdings Count | shares	738	738	738
Advisory Fees Paid, Amount	$ 16,062,575
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%

Holdings [Text Block]	A 0.0 BBB 4.8 BB 18.3 B 24.8 CCC,CC,C 10.0 Not Rated 5.6 Equities 20.9 Short-Term Investments and Net Other Assets (Liabilities) 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.8 BB - 18.3 B - 24.8 CCC,CC,C - 10.0 Not Rated - 5.6 Equities - 20.9 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.6 Common Stocks 19.9 Bank Loan Obligations 11.0 Preferred Securities 3.3 Alternative Funds 2.2 Preferred Stocks 1.0 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 15.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 46.6 Common Stocks - 19.9 Bank Loan Obligations - 11.0 Preferred Securities - 3.3 Alternative Funds - 2.2 Preferred Stocks - 1.0 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 United States 91.6 Canada 1.6 United Kingdom 1.5 France 1.4 Taiwan 0.8 Australia 0.5 Netherlands 0.5 China 0.4 Zambia 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 1.6 United Kingdom - 1.5 France - 1.4 Taiwan - 0.8 Australia - 0.5 Netherlands - 0.5 China - 0.4 Zambia - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 2.2 EchoStar Corp 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.9 NVIDIA Corp 1.8 Comfort Systems USA Inc 1.3 LBM Acquisition LLC 1.3 X Corp 1.2 Tenet Healthcare Corp 1.2 Meta Platforms Inc Class A 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class I
Trading Symbol	FAHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,654 $12,044 $12,141 $13,073 $13,425 $16,396 $14,665 $15,449 $18,259 $20,534 ICE® BofA® US High Yield Constrained Index $10,000 $11,018 $12,025 $12,129 $13,138 $13,459 $14,904 $13,199 $13,966 $16,268 $17,575 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 12.46% 8.87% 7.46% ICE® BofA® US High Yield Constrained Index 8.03% 5.48% 5.80% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,682,880,925	$ 2,682,880,925	$ 2,682,880,925
Holdings Count | shares	738	738	738
Advisory Fees Paid, Amount	$ 16,062,575
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%

Holdings [Text Block]	A 0.0 BBB 4.8 BB 18.3 B 24.8 CCC,CC,C 10.0 Not Rated 5.6 Equities 20.9 Short-Term Investments and Net Other Assets (Liabilities) 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.8 BB - 18.3 B - 24.8 CCC,CC,C - 10.0 Not Rated - 5.6 Equities - 20.9 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.6 Common Stocks 19.9 Bank Loan Obligations 11.0 Preferred Securities 3.3 Alternative Funds 2.2 Preferred Stocks 1.0 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 15.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 46.6 Common Stocks - 19.9 Bank Loan Obligations - 11.0 Preferred Securities - 3.3 Alternative Funds - 2.2 Preferred Stocks - 1.0 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 United States 91.6 Canada 1.6 United Kingdom 1.5 France 1.4 Taiwan 0.8 Australia 0.5 Netherlands 0.5 China 0.4 Zambia 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 1.6 United Kingdom - 1.5 France - 1.4 Taiwan - 0.8 Australia - 0.5 Netherlands - 0.5 China - 0.4 Zambia - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 2.2 EchoStar Corp 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.9 NVIDIA Corp 1.8 Comfort Systems USA Inc 1.3 LBM Acquisition LLC 1.3 X Corp 1.2 Tenet Healthcare Corp 1.2 Meta Platforms Inc Class A 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class C
Trading Symbol	FAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.70%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,551 $11,808 $11,777 $12,554 $12,759 $15,432 $13,664 $14,248 $16,782 $18,841 ICE® BofA® US High Yield Constrained Index $10,000 $11,018 $12,025 $12,129 $13,138 $13,459 $14,904 $13,199 $13,966 $16,268 $17,575 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 10.36% 7.80% 6.54% Class C 11.36% 7.80% 6.54% ICE® BofA® US High Yield Constrained Index 8.03% 5.48% 5.80% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,682,880,925	$ 2,682,880,925	$ 2,682,880,925
Holdings Count | shares	738	738	738
Advisory Fees Paid, Amount	$ 16,062,575
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%

Holdings [Text Block]	A 0.0 BBB 4.8 BB 18.3 B 24.8 CCC,CC,C 10.0 Not Rated 5.6 Equities 20.9 Short-Term Investments and Net Other Assets (Liabilities) 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.8 BB - 18.3 B - 24.8 CCC,CC,C - 10.0 Not Rated - 5.6 Equities - 20.9 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.6 Common Stocks 19.9 Bank Loan Obligations 11.0 Preferred Securities 3.3 Alternative Funds 2.2 Preferred Stocks 1.0 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 15.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 46.6 Common Stocks - 19.9 Bank Loan Obligations - 11.0 Preferred Securities - 3.3 Alternative Funds - 2.2 Preferred Stocks - 1.0 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 United States 91.6 Canada 1.6 United Kingdom 1.5 France 1.4 Taiwan 0.8 Australia 0.5 Netherlands 0.5 China 0.4 Zambia 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 1.6 United Kingdom - 1.5 France - 1.4 Taiwan - 0.8 Australia - 0.5 Netherlands - 0.5 China - 0.4 Zambia - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 2.2 EchoStar Corp 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.9 NVIDIA Corp 1.8 Comfort Systems USA Inc 1.3 LBM Acquisition LLC 1.3 X Corp 1.2 Tenet Healthcare Corp 1.2 Meta Platforms Inc Class A 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Capital & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Capital & Income Fund
Class Name	Fidelity Advisor® Capital & Income Fund Class A
Trading Symbol	FAHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Capital & Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending October 31, 2025, according to the ICE BofA US High Yield Constrained Index, extending a rebound that began in early April. The advance has been supported by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.05% and contributed to performance versus the benchmark, the ICE BofA US High Yield Constrained Index, for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Security selection in basic industry and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+50%). The company was the fund's largest holding. A second notable relative contributor was a non-benchmark stake in Comfort Systems USA (+147%). The company was one of the biggest holdings at period end. Another notable relative contributor was a non-benchmark stake in Nvidia (+53%), also a top holding.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in technology & electronics. Our choices in financial services also hampered the fund's relative result, as did an underweight in health care. Lastly, the fund's position in cash detracted.
•A non-benchmark stake in Monday.com returned -29% and was the biggest individual relative detractor. The second-largest relative detractor was a non-benchmark stake in Apollo Global Management (-12%). Another notable relative detractor was an overweight in ON Semiconductor (-14%).
•Notable changes in positioning include lower allocations to the capital goods and leisure industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,205 $11,506 $11,564 $12,420 $12,720 $15,499 $13,833 $14,547 $17,133 $19,235 ICE® BofA® US High Yield Constrained Index $10,000 $11,018 $12,025 $12,129 $13,138 $13,459 $14,904 $13,199 $13,966 $16,268 $17,575 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 7.78% 7.74% 6.76% Class A (without 4.00% sales charge) 12.27% 8.62% 7.20% ICE® BofA® US High Yield Constrained Index 8.03% 5.48% 5.80% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,682,880,925	$ 2,682,880,925	$ 2,682,880,925
Holdings Count | shares	738	738	738
Advisory Fees Paid, Amount	$ 16,062,575
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,682,880,925
Number of Holdings	738
Total Advisory Fee	$16,062,575
Portfolio Turnover	22%

Holdings [Text Block]	A 0.0 BBB 4.8 BB 18.3 B 24.8 CCC,CC,C 10.0 Not Rated 5.6 Equities 20.9 Short-Term Investments and Net Other Assets (Liabilities) 15.6 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 4.8 BB - 18.3 B - 24.8 CCC,CC,C - 10.0 Not Rated - 5.6 Equities - 20.9 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.6 Common Stocks 19.9 Bank Loan Obligations 11.0 Preferred Securities 3.3 Alternative Funds 2.2 Preferred Stocks 1.0 Asset-Backed Securities 0.4 Short-Term Investments and Net Other Assets (Liabilities) 15.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 46.6 Common Stocks - 19.9 Bank Loan Obligations - 11.0 Preferred Securities - 3.3 Alternative Funds - 2.2 Preferred Stocks - 1.0 Asset-Backed Securities - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 15.6 United States 91.6 Canada 1.6 United Kingdom 1.5 France 1.4 Taiwan 0.8 Australia 0.5 Netherlands 0.5 China 0.4 Zambia 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Canada - 1.6 United Kingdom - 1.5 France - 1.4 Taiwan - 0.8 Australia - 0.5 Netherlands - 0.5 China - 0.4 Zambia - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Private Credit Company LLC 2.2 EchoStar Corp 1.9 TransDigm Inc 1.9 Energy Transfer LP 1.9 NVIDIA Corp 1.8 Comfort Systems USA Inc 1.3 LBM Acquisition LLC 1.3 X Corp 1.2 Tenet Healthcare Corp 1.2 Meta Platforms Inc Class A 1.1 15.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Advisor® High Income Advantage Fund to Fidelity Advisor® Capital & Income Fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Floating Rate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity® Floating Rate High Income Fund
Trading Symbol	FFRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate High Income Fund	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Floating Rate High Income Fund $10,000 $10,628 $11,128 $11,574 $11,913 $11,895 $13,035 $12,802 $14,209 $15,653 $16,590 Morningstar® LSTA® US Performing Loans $10,000 $10,662 $11,222 $11,758 $12,053 $12,305 $13,399 $13,150 $14,753 $16,355 $17,402 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Floating Rate High Income Fund 5.99% 6.88% 5.19% Morningstar® LSTA® US Performing Loans 6.40% 7.18% 5.70% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,049,730,042	$ 15,049,730,042	$ 15,049,730,042
Holdings Count | shares	623	623	623
Advisory Fees Paid, Amount	$ 96,684,326
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%

Holdings [Text Block]	BBB 1.5 BB 20.7 B 58.3 CCC,CC,C 7.8 Not Rated 7.4 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.5 BB - 20.7 B - 58.3 CCC,CC,C - 7.8 Not Rated - 7.4 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.4 Corporate Bonds 3.6 Common Stocks 1.6 Alternative Funds 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.4 Corporate Bonds - 3.6 Common Stocks - 1.6 Alternative Funds - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 91.3 United Kingdom 2.8 Canada 1.6 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.7 Luxembourg 0.3 Sweden 0.3 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 United Kingdom - 2.8 Canada - 1.6 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.7 Luxembourg - 0.3 Sweden - 0.3 Switzerland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Lumen Technologies Inc 1.1 Clydesdale Acquisition Holdings Inc 1.1 Altice France SA 1.1 X Corp 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.0 14.0
Fidelity Advisor Floating Rate High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class Z
Trading Symbol	FIQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through October 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,974 $10,271 $10,272 $11,249 $11,066 $12,289 $13,547 Morningstar® LSTA® US Performing Loans $10,000 $9,991 $10,242 $10,456 $11,386 $11,174 $12,536 $13,897 Bloomberg U.S. Universal Bond Index $10,000 $9,913 $11,039 $11,697 $11,754 $9,898 $10,016 $11,138 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.93% 6.92% 5.23% Morningstar® LSTA® US Performing Loans 6.40% 7.18% 5.68% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.44% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,049,730,042	$ 15,049,730,042	$ 15,049,730,042
Holdings Count | shares	623	623	623
Advisory Fees Paid, Amount	$ 96,684,326
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%

Holdings [Text Block]	BBB 1.5 BB 20.7 B 58.3 CCC,CC,C 7.8 Not Rated 7.4 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.5 BB - 20.7 B - 58.3 CCC,CC,C - 7.8 Not Rated - 7.4 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.4 Corporate Bonds 3.6 Common Stocks 1.6 Alternative Funds 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.4 Corporate Bonds - 3.6 Common Stocks - 1.6 Alternative Funds - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 91.3 United Kingdom 2.8 Canada 1.6 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.7 Luxembourg 0.3 Sweden 0.3 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 United Kingdom - 2.8 Canada - 1.6 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.7 Luxembourg - 0.3 Sweden - 0.3 Switzerland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Lumen Technologies Inc 1.1 Clydesdale Acquisition Holdings Inc 1.1 Altice France SA 1.1 X Corp 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.0 14.0
Fidelity Advisor Floating Rate High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class M
Trading Symbol	FFRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $10,297 $10,748 $11,134 $11,437 $11,384 $12,422 $12,177 $13,479 $14,807 $15,649 Morningstar® LSTA® US Performing Loans $10,000 $10,662 $11,222 $11,758 $12,053 $12,305 $13,399 $13,150 $14,753 $16,355 $17,402 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) 2.78% 5.98% 4.58% Class M (without 2.75% sales charge) 5.68% 6.57% 4.87% Morningstar® LSTA® US Performing Loans 6.40% 7.18% 5.70% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,049,730,042	$ 15,049,730,042	$ 15,049,730,042
Holdings Count | shares	623	623	623
Advisory Fees Paid, Amount	$ 96,684,326
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%

Holdings [Text Block]	BBB 1.5 BB 20.7 B 58.3 CCC,CC,C 7.8 Not Rated 7.4 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.5 BB - 20.7 B - 58.3 CCC,CC,C - 7.8 Not Rated - 7.4 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.4 Corporate Bonds 3.6 Common Stocks 1.6 Alternative Funds 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.4 Corporate Bonds - 3.6 Common Stocks - 1.6 Alternative Funds - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 91.3 United Kingdom 2.8 Canada 1.6 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.7 Luxembourg 0.3 Sweden 0.3 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 United Kingdom - 2.8 Canada - 1.6 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.7 Luxembourg - 0.3 Sweden - 0.3 Switzerland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Lumen Technologies Inc 1.1 Clydesdale Acquisition Holdings Inc 1.1 Altice France SA 1.1 X Corp 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.0 14.0
Fidelity Advisor Floating Rate High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class I
Trading Symbol	FFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class I $10,000 $10,623 $11,116 $11,543 $11,875 $11,851 $12,981 $12,757 $14,140 $15,572 $16,498 Morningstar® LSTA® US Performing Loans $10,000 $10,662 $11,222 $11,758 $12,053 $12,305 $13,399 $13,150 $14,753 $16,355 $17,402 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 5.94% 6.84% 5.13% Morningstar® LSTA® US Performing Loans 6.40% 7.18% 5.70% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,049,730,042	$ 15,049,730,042	$ 15,049,730,042
Holdings Count | shares	623	623	623
Advisory Fees Paid, Amount	$ 96,684,326
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%

Holdings [Text Block]	BBB 1.5 BB 20.7 B 58.3 CCC,CC,C 7.8 Not Rated 7.4 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.5 BB - 20.7 B - 58.3 CCC,CC,C - 7.8 Not Rated - 7.4 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.4 Corporate Bonds 3.6 Common Stocks 1.6 Alternative Funds 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.4 Corporate Bonds - 3.6 Common Stocks - 1.6 Alternative Funds - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 91.3 United Kingdom 2.8 Canada 1.6 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.7 Luxembourg 0.3 Sweden 0.3 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 United Kingdom - 2.8 Canada - 1.6 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.7 Luxembourg - 0.3 Sweden - 0.3 Switzerland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Lumen Technologies Inc 1.1 Clydesdale Acquisition Holdings Inc 1.1 Altice France SA 1.1 X Corp 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.0 14.0
Fidelity Advisor Floating Rate High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class C
Trading Symbol	FFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Class C $10,000 $10,519 $10,911 $11,220 $11,429 $11,292 $12,244 $11,900 $13,071 $14,358 $15,174 Morningstar® LSTA® US Performing Loans $10,000 $10,662 $11,222 $11,758 $12,053 $12,305 $13,399 $13,150 $14,753 $16,355 $17,402 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 3.92% 5.77% 4.26% Class C 4.90% 5.77% 4.26% Morningstar® LSTA® US Performing Loans 6.40% 7.18% 5.70% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,049,730,042	$ 15,049,730,042	$ 15,049,730,042
Holdings Count | shares	623	623	623
Advisory Fees Paid, Amount	$ 96,684,326
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%

Holdings [Text Block]	BBB 1.5 BB 20.7 B 58.3 CCC,CC,C 7.8 Not Rated 7.4 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.5 BB - 20.7 B - 58.3 CCC,CC,C - 7.8 Not Rated - 7.4 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.4 Corporate Bonds 3.6 Common Stocks 1.6 Alternative Funds 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.4 Corporate Bonds - 3.6 Common Stocks - 1.6 Alternative Funds - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 91.3 United Kingdom 2.8 Canada 1.6 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.7 Luxembourg 0.3 Sweden 0.3 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 United Kingdom - 2.8 Canada - 1.6 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.7 Luxembourg - 0.3 Sweden - 0.3 Switzerland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Lumen Technologies Inc 1.1 Clydesdale Acquisition Holdings Inc 1.1 Altice France SA 1.1 X Corp 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.0 14.0
Fidelity Advisor Floating Rate High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Floating Rate High Income Fund
Class Name	Fidelity Advisor® Floating Rate High Income Fund Class A
Trading Symbol	FFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Floating Rate High Income Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Floating-rate bank loans achieved a solid gain for the 12 months ending October 31, 2025. The category rose in the first four months of the period, but declined in March and April on concerns about the potential for a global trade war. Loans sharply reversed course after the Trump administration relaxed its position on tariffs, rising from May 1 through October 31, aided by an improved outlook for economic growth, generally healthy CLO origination and steady flows into retail funds.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 6.68% and contributed to performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result was security selection in electronics/electrical and food products.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-45%). A second notable relative detractor was a non-benchmark stake in Del Monte Foods (-35%). A non-benchmark stake in Aventiv Technologies returned roughly -30% and notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in chemicals & plastics. Security selection and underweights in automotive and business equipment & services also boosted the fund's relative performance.
•Not owning First Brands, a benchmark component that returned -65%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). It was among our largest holdings. An overweight in Naked Juice (-17%) also helped.
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to chemicals & plastics.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $10,307 $10,760 $11,147 $11,440 $11,389 $12,442 $12,197 $13,484 $14,811 $15,654 Morningstar® LSTA® US Performing Loans $10,000 $10,662 $11,222 $11,758 $12,053 $12,305 $13,399 $13,150 $14,753 $16,355 $17,402 Bloomberg U.S. Universal Bond Index $10,000 $10,507 $10,692 $10,484 $11,674 $12,370 $12,429 $10,467 $10,592 $11,778 $12,544 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) 2.78% 5.97% 4.58% Class A (without 2.75% sales charge) 5.69% 6.57% 4.88% Morningstar® LSTA® US Performing Loans 6.40% 7.18% 5.70% Bloomberg U.S. Universal Bond Index 6.51% 0.28% 2.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,049,730,042	$ 15,049,730,042	$ 15,049,730,042
Holdings Count | shares	623	623	623
Advisory Fees Paid, Amount	$ 96,684,326
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,049,730,042
Number of Holdings	623
Total Advisory Fee	$96,684,326
Portfolio Turnover	58%

Holdings [Text Block]	BBB 1.5 BB 20.7 B 58.3 CCC,CC,C 7.8 Not Rated 7.4 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.5 BB - 20.7 B - 58.3 CCC,CC,C - 7.8 Not Rated - 7.4 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.4 Corporate Bonds 3.6 Common Stocks 1.6 Alternative Funds 0.8 Asset-Backed Securities 0.5 Preferred Securities 0.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.4 Corporate Bonds - 3.6 Common Stocks - 1.6 Alternative Funds - 0.8 Asset-Backed Securities - 0.5 Preferred Securities - 0.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 91.3 United Kingdom 2.8 Canada 1.6 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.7 Luxembourg 0.3 Sweden 0.3 Switzerland 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 United Kingdom - 2.8 Canada - 1.6 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.7 Luxembourg - 0.3 Sweden - 0.3 Switzerland - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.5 Fertitta Entertainment LLC/NV 1.2 Acrisure LLC 1.2 Lumen Technologies Inc 1.1 Clydesdale Acquisition Holdings Inc 1.1 Altice France SA 1.1 X Corp 1.1 Polaris Newco LLC 1.1 Caesars Entertainment Inc 1.0 14.0